Consolidated Balance Sheets		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Current assets
Cash and cash equivalents		$ 6,158,462	$ 2,605,275
Accounts receivable		1,017,032	2,769,715
Inventories		72,511	65,995
Deferred offering cost			941,714
Prepaid expenses and other current assets		440,868	90,449
Total current assets		7,688,873	6,473,148
Property and equipment, net		1,465,528	1,508,298
Intangible assets, net		1,100,909	1,656,172
Operating lease right-of-use assets		4,936,122	5,265,572
Security deposits		288,762	285,696
Deferred tax assets		1,427,708	857,646
Other non-current assets		8,298	10,436
Total Assets		16,916,200	16,056,968
Current Liabilities
Accounts payable and other current liabilities		872,477	1,908,451
Contract liabilities		263,307	256,907
Income tax payables		22,002	418,739
Short-term debts		319,366
Current portion of long-term debts, net		687,685	1,273,999
Finance lease liabilities, current		29,292	34,191
Operating lease liabilities, current		650,061	673,221
Total Current Liabilities		2,844,190	4,565,508
Long-term debts, net		3,127,998	3,774,930
Asset retirement obligation, non-current		467,503	457,754
Finance lease liabilities, non-current		39,522	57,283
Operating lease liabilities, non-current		4,240,787	4,573,953
Other non-current liabilities		101,535	106,228
Total Liabilities		10,821,535	13,535,656
Share Capital: 40,000,000 Common shares authorized; no par value, 11,550,000 and 10,000,000 shares issued and outstanding as of December 31, 2025 and 2024	[1]	2,542,507	41,549
Additional paid-in capital		2,543,802	1,350,005
Retained earnings		1,746,993	1,627,599
Accumulated other comprehensive loss		(738,637)	(497,841)
Total Shareholders’ Equity		6,094,665	2,521,312
Total Liabilities and Shareholders’ Equity		$ 16,916,200	$ 16,056,968

[1]	On March 3, 2024, the Company effected a forward stock split of the Company’s issued and outstanding common shares at a split ratio of 1-for-1,000 such that every holder of common shares of the Company shall receive 1,000 common shares for every one common share held. All references to number of shares, and to per share information in the consolidated financial statements have been retroactively adjusted.